Note 7 - Fair Value of Above or Below Market Time Charters Acquired	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
7.	Fair Value of Above or Below Market Time Charters Acquired

M/V "Marinos" was acquired on November 15, 2006 with an outstanding time charter terminating on July 21, 2009 with a charter rate of $26,650 per day.  This charter rate was above the market rates for equivalent time charters prevailing at the time.  The present value of the above the market charter was estimated by the Company at $7,923,480, and was recorded as an asset in the "Consolidated balance sheets."  This amount was amortized over the duration of the charter. For the years ended December 31, 2009, 2010 and 2011, voyage revenue included a reduction of $1,653,422, $0 and $0, respectively, as amortization of the above market rate charter for M/V "Marinos". There was no unamortized above market rate charter for M/V "Marinos" as of December 31, 2010 and 2011.

M/V "Tiger Bridge" was acquired on October 4, 2007 with an outstanding time charter terminating on August 4, 2009 with a charter rate of $16,500 per day.  This charter rate was below the market rates for equivalent time charters prevailing at the time.  The present value of the below-market charter was estimated by the Company at $2,263,924, and was recorded as a liability in the "Consolidated balance sheets".  This amount was amortized over the duration of the charter. Voyage revenues included $738,965, $0 and $0 as amortization of the below-market rate charter for M/V "Tiger Bridge" for the years ended December 31, 2009, 2010 and 2011, respectively. There was no unamortized below market rate charter as of December 31, 2010 and 2011.

M/V "Maersk Noumea" was acquired on May 22, 2008 with an outstanding time charter terminating on August 2011 with a charter rate of $16,800 per day plus three one-year consecutive optional extensions at $18,735, $19,240 and $19,750 per day, respectively.  This charter rate was below the market rates for equivalent time charters prevailing at the time.  The present value of the below-market charter plus the optional periods was estimated by the Company at $9,597,438 and was recorded as a liability in the "Consolidated balance sheets". This amount was amortized over the duration of the charter. Thus, voyage revenue included $4,541,219 as amortization of the below-market rate charter for M/V "Maersk Noumea" for the year ended December 31, 2009. For the years ended on December 31, 2010 and 2011, voyage revenue included $2,106,416 and $1,318,211, respectively, as amortization of the below-market rate charter for M/V "Maersk Noumea". The unamortized below market rate charter was and $1,318,211 as of December 31, 2010 and was recorded as a liability in the "Consolidated balance sheets". There was no remaining unamortized below market rate charter as of December 31, 2011.